Total
Ensemble Fund
Investment Objective
The Ensemble Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Ensemble Fund USD ($)
Redemption Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Ensemble Fund
Management Fees	1.00%
Distribution 12b-1 Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	1.00%

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Ensemble Fund | USD ($)	102	318	552	1,225

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47.01% of the average value of its portfolio.

The Principal Investment Strategy of the Fund

The Ensemble Fund seeks to achieve long-term capital appreciation by investing in a focused portfolio of approximately 15 to 30 securities, which it believes are undervalued relative to their future prospects. Under normal market conditions, the Fund invests primarily in common stocks of companies of all sizes, including small-capitalization companies. The Fund may invest in foreign securities, including American Depositary Receipts (ADRs). The Fund may also invest in fixed income securities without regard to maturity and duration. Fixed income securities in which the Fund may invest may include investment-grade bonds of varying maturities. From time to time, the Fund may invest a significant portion of its assets in a particular sector. The Fund's investment adviser (the "Adviser"), Ensemble Capital Management, LLC (the "Adviser"), attempts to evaluate the underlying economic values of securities and invests in securities whose market values it believes are substantially below their estimated economic values.

The Adviser uses fundamental research to seek companies with attractive attributes. These attributes include strong and durable competitive advantages, high and sustainable returns on invested capital, competent and shareholder-oriented management, long term growth opportunities, and sustainable levels of debt. Although the Adviser focuses on U.S. companies, it may also invest in foreign companies with these attributes.

Position sizes within the Fund reflect the Adviser’s assessment of the magnitude of potential returns that a security offers as well as the Advisers conviction in a positive outcome.

The Adviser sells or reduces the Fund's position in a security (1) when it approaches and/or exceeds the Adviser's estimate of its fair value, (2) when its economic fundamentals have deteriorated such that the Adviser’s estimate of its fair value declines materially, or (3) when the facts or the analysis surrounding the reason to originally put the security in the Fund's portfolio have changed. Although the Fund seeks to be fully invested in equity securities, where the market does not present ample investment opportunities that are consistent with the Fund’s criteria for investment, the Adviser may allocate the Fund’s assets to fixed income securities as described above or cash holdings. Cash holdings are a residual of our investment decisions. Occasionally the Adviser may not find enough investments that meet the Fund's criteria and maintain without limitation a significant portion of the Fund's assets in cash or cash-equivalents like money-market funds, certificates of deposit and short-term debt obligations. During such a time when the Fund may be significantly invested in cash or cash-equivalents, it may not achieve its investment objective.

The Fund is a "non-diversified" fund, which means it can invest in fewer securities at any one time than a diversified fund. Also, from time to time the Fund may invest a significant portion of its assets in a limited number of industry sectors.

The Principal Risks of Investing in the Fund

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund's investments. There is risk that these and other factors may adversely affect the Fund's performance. The loss of money is a risk of investing in the Fund.

Risks of Investing in Common Stocks. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Risks of Small and Medium Capitalization Companies. The Fund invests in the stocks of small and medium capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium capitalization companies may have limited product lines and markets and may experience higher failure rates than do larger companies.

Risks of Investing in Undervalued Securities. Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor. Therefore, investors should purchase shares of the Fund only if they intend to be patient, long-term investors.

Foreign Risk. The Fund may invest in foreign securities, including American Depositary Receipts (ADRs). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. ADRs are subject to risks similar to those associated with direct investment in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. These risks include adverse political, social and economic developments, differing auditing and legal standards, war, expropriation and nationalization.

Fixed Income Securities Risks. Investing in fixed income securities subjects the Fund to interest rate risk and credit risk as well as risks relating to the issuer of the fixed income securities. Interest rate risk is the risk that increases in interest rates can cause the prices of the Fund's investments in fixed income securities to decline. Credit risk is the risk that the issuer of the fixed income securities may not be able to meet interest or principal payments when the securities become due. The prices of, and the income generated by, securities held by the Fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

The prices of fixed income securities and the income generated by such securities held by the Fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. Actions by governments and central banking authorities can result in increased interest rates. Such actions may negatively affect the value of fixed income instruments held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value.

Sector Risks. Sector risk is the possibility that companies that are in similar businesses may be similarly affected by particular economic or market events. If the Adviser invests a significant portion of the Fund's assets in a particular sector, the Fund is subject to the risk that companies in the same sector are likely to react similarly to adverse legislative or regulatory changes, adverse market conditions, and/or increased competition affecting that market segment.

Risk of Non-Diversification. The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is "diversified." Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

Management Risks. The Adviser's implementation of the Fund's strategy may fail to produce the intended results.

Performance History

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year, and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.ensemblefund.com or by calling 1-800-785-8165. The bar chart shows calendar year total returns for the Fund for each full year since its inception.

Best Quarter (3/31/19) +17.39% Worst Quarter (12/31/18) -15.79%
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/19
Average Annual Total Returns - Ensemble Fund	1 Year	Since Inception	Inception Date
Ensemble Fund	39.55%	14.56%	Nov. 02, 2015
Ensemble Fund | After Taxes on Distributions	36.28%	13.04%	Nov. 02, 2015
Ensemble Fund | After Taxes on Distributions and Sales	25.11%	11.19%	Nov. 02, 2015
S&P 500 Index (does not reflect deductions for fees, expenses or taxes)	31.49%	13.16%	Nov. 02, 2015